Stockholders' Equity (Details) - USD ($)							1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2022	Apr. 08, 2022	Mar. 10, 2022	Dec. 06, 2021	Jul. 01, 2021	Apr. 21, 2021	Feb. 18, 2022	Feb. 16, 2022	Feb. 14, 2022	Aug. 18, 2021	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 09, 2022	Jan. 31, 2022	Jun. 29, 2021	Nov. 30, 2020	Sep. 30, 2020	Jun. 15, 2020
Stockholders' Equity (Details) [Line Items]
Dividend right, description									Prior to February 14, 2022 (the IPO Date), holders of series A convertible preferred stock were entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which increased to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021.					Holders of series A convertible preferred stock are entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which shall increase to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021; provided, however, that no dividends shall accrue following the IPO Date. The dividends shall be calculated on the basis of a 360-day year, consisting of twelve 30 calendar day periods, and shall accrue daily and shall be deemed to accrue whether or not earned or declared and whether or not there are profits, surplus or other funds legally available for the payment of dividends. Any dividends that are not paid within three (3) trading days following a dividend payment date shall continue to accrue and shall entail a late fee at the rate of 15% per annum or the lesser rate permitted by applicable law.
Conversion price (in Dollars per share)												$ 0.6667		$ 0.6667
Common stock percentage												4.99%		4.99%
Holders percentage												9.99%		9.99%
Sale of common stock							1,440,000
Gross proceed (in Dollars)										$ 2,000,000
Additional closing										2,000
Common stock issued						20,000	2,168,492					31,927,670		13,937,500	13,805,000	195,495			5,180,000		5,180,000
Stock for compensation value per share (in Dollars per share)						$ 4
Common stock per share for services rendered (in Dollars per share)						$ 2
Underwriting agreement , description								On February 16, 2022, the Company entered into an underwriting agreement with Dawson James Securities, Inc., as representative of the several underwriters named on Schedule I thereto, relating to its IPO of units, each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.
Total gross proceed (in Dollars)							$ 14,404,128
Net proceed (in Dollars)							$ 12,738,288
Principal amount (in Dollars)												$ 2,150,000		$ 150,000
Additional share of common stock				42,500			42,500
Granted restricted stock , description			On March 10, 2022, the Company granted restricted stock awards for an aggregate of 877,000 shares of common stock to certain directors, officers, and consultants. A total of 677,000 of these shares vested in full on the date of grant. The remaining 200,000 shares, which were granted to independent directors, vest monthly over a one-year period which were recorded as a prepaid of $140,700 at September 30, 2022. A total of 547,000 of these shares were granted under the 2020 Stock Incentive Plan described below. The remaining 330,000 were granted under the 2022 Equity Incentive Plan described below. The shares, valued at $822,626, were based on the closing trading price per share of $0.938 on the date of the grant.
Conversion price (in Dollars)		$ 73,727
Series A convertible preferred stock issued														1,000
Issuance of authorized shares															2,000,000		2,000,000			2,000,000
Warrants, description	On August 12, 2022, the Company issued stock options to employees under the 2022 Plan for an aggregate of 1,328,000 shares of common stock. The stock options have an exercise price of $0.63 per share, will vest quarterly over a three-year period and expire ten (10) years after the date of issuance; provided that an option granted to Alfonso J. Cervantes, Jr., the Company’s Executive Chairman, for the purchase of 300,000 shares of common stock has an exercise price of $0.693 per share and expires five (5) years after the date of issuance. The Company did not issue any other stock options under the 2022 Plan during the nine months ended September 30, 2022.											At September 30, 2022 and December 31, 2021, there were 7,505 and 550,000 shares of common stock available for issuance under the 2020 Plan, respectively. On April 13, 2021, the Company granted an option for the purchase of 200,000 shares of common stock at an exercise price of $0.01 to Ronald Altbach, a director. On June 9, 2022, Mr. Altbach exercised this option on a cashless basis and the Company issued 195,495 shares of common stock to Mr. Altbach. The Company did not issue any other stock options under the 2020 Plan during the nine months ended September 30, 2022 and 2021.
Stock options shares issuance												342,000		550,000	750,000
Compensation expenses (in Dollars)												$ 0	$ 0
Common stock value (in Dollars)												$ 3,194		$ 1,394	$ 1,381				$ 51,800		$ 51,800
Maximum term of the options															10 years
Compensation expense (in Dollars)														$ 1,000
Stock options granted														200,000	1,250,000
Estimated forfeitures (in Dollars)														$ 3,000
Stock options granted shares term														3 years
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued						45,000
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)							$ 10
Additional shares issued							42,500
Conversion price (in Dollars)														$ 75,000,000
Product conversion price (in Dollars)														$ 75,000,000
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock for gross proceeds											7,000							8,000
Sale of common stock					6,000
Purchase of warrant					8,999,552
Gross proceed (in Dollars)					$ 6,000,000					$ 2,000,000
Additional closing										2,000
Purchase of warrant (in Dollars)										$ 2,999,852
Stock issued upon conversion											10,499,469
Shares issued												10,499,469
Series A convertible preferred stock issued												7,000		7,000
Unpaid dividends														150.00%
Series A Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							1,646,390
Warrant purchased							206,390
Exercise price (in Dollars per share)												$ 7
Series B Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							1,646,390
Warrant purchased							206,390
Exercise price (in Dollars per share)												$ 10
Warrant exercise												1,439,230
Shares issued												1,439,230
Warrants shares												1,439,230
Warrants issued												1,439,230
Justin Francisco [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							386,460
Conversion secured percentage							5.00%
Principal amount (in Dollars)							$ 1,900,000
Sasson E. Moulavi [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							623,200
Conversion secured percentage							6.00%
Principal amount (in Dollars)							$ 3,000,000
East West Capital LLC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							229,834
Principal amount (in Dollars)							$ 500,000
GSP [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued							14,723
Bevilacqua PLLC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued		73,267
Acquisition of GSP [Member]
Stockholders' Equity (Details) [Line Items]
Common stock value (in Dollars)				$ 425,000
Services rendered [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued																					6,625,000
Common stock value (in Dollars)																					$ 66,250